FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - The fair value of the warrants and the conversion options	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - The fair value of the warrants and the conversion options [Line Items]
Dividend Yield	0.00%	0.00%
Volatility	81.98% to 85.43%	85.99% to 95.63%
Risk-free Interest Rate	0.10% -1.71%	0.25% - 0.72%
Term	1.07 - 3.5 years	1.6 - 4.3 years